VIA EDGAR

                              December 5, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Vista Fund (Reg. No. 2-27664) (811-1561) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of class A and class Y prospectuses and Statement of Additional Information dated December 1, 1995 that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 45 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 1, 1995.

     Comments or questions concerning this certificate may be directed to Karl Saur at 1-800-225-2465, ext. 1159.

                              Very truly yours,
                              Putnam Vista Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President


cc:  Joseph T. Turo, Esq.